                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

            Supplement dated December 31, 2008, to PROSPECTUSES dated
                                 April 28, 2008,
                               June 16, 2008, and
                                 August 18, 2008

             Temporary Waiver of Required Minimum Distribution Rules
                                       for
                      Certain Retirement Plans and Accounts

On December 23, 2008, the Worker, Retiree, and Employer Recovery Act of 2008 (the "Act") was signed into law. This Supplement provides information on:

     - a temporary waiver under the Act from required minimum distribution ("RMD") rules in 2009 for certain tax-qualified retirement plans (including IRAs); and

     - your need to notify us if you wish to suspend systematic withdrawals of RMD amounts under a Contract intended for use with a tax-qualified retirement plan (including an IRA).

This Supplement is intended to supplement prospectuses dated April 28, 2008 and June 16, 2008 for certain "VENTURE OPPORTUNITY(R) A SHARE VARIABLE ANNUITY," "VENTURE OPPORTUNITY(R) B SHARE VARIABLE ANNUITY," "VENTURE(R) VARIABLE ANNUITY," "VENTURE III(R) VARIABLE ANNUITY," "VENTURE VANTAGE(R) VARIABLE ANNUITY," "VENTURE VISION(R) VARIABLE ANNUITY," "VENTURE STRATEGY(R) VARIABLE ANNUITY," "WEALTHMARK VARIABLE ANNUITY" and "WEALTHMARK ML3 VARIABLE ANNUITY," and prospectuses dated August 18, 2008 for "GIFL ROLLOVER VARIABLE ANNUITY" Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "annuity prospectus"), and retain all documents for future reference. If you would like another copy of the annuity prospectus, please contact us at our Annuities Service Center:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)            JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER    MAILING ADDRESS             ANNUITIES SERVICE CENTER    MAILING ADDRESS
164 Corporate Drive         Post Office Box 9505        164 Corporate Drive         Post Office Box 9506
Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9505   Portsmouth, NH 03801-6815   Portsmouth, NH 03802-9506
(617) 663-3000 or           www.jhannuities.com         (877) 391-3748 or           www.jhannuitiesnewyork.com
(800) 344-1029                                          (800) 551-2078

This following discussion of RMD requirements and the Act is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should seek independent tax advice for information on the impact of RMD requirements to your circumstances.

WHAT, IN GENERAL, ARE RMD RULES?

Employer-provided qualified retirement plans and individual retirement accounts and annuities (IRAs) are subject to RMD rules under section 401(a)(9) of the Internal Revenue Code of 1986, as amended ("Code"). The RMD rules also apply to deferred compensation plans under section 457 of the Code that are maintained by governmental employers.

RMDs generally must begin by April 1 of the calendar year following the calendar year in which the individual (employee or IRA owner) reaches age 70 1/2. However, in the case of an employer-provided qualified retirement plan, the RMD date for an individual who has reached age 70 1/2 is delayed to April 1 of the year following the year in which the individual retires provided he or she is not a 5% owner of the employer maintaining the plan. If an individual dies before that person's required beginning date, there are after-death RMD rules that can be satisfied under a life expectancy rule or a five-year rule. Under the five-year rule, the individual's entire account must be distributed no later than December 31 of the calendar year containing the fifth anniversary of the individual's death. Roth IRAs are not subject to the minimum distribution rules during the IRA owner's lifetime. However, Roth IRAs are subject to the post-death minimum distribution rules that apply to traditional IRAs. For Roth IRAs, the IRA owner is treated as having died before the individual's required beginning date and only the life expectancy rule and the five year rule apply.

Treasury Regulations specify how RMDs should be determined each year. There are special rules in the case of annuity payments from an insurance contract, and rules that specify how to determine RMDs following death of an individual. A special after-death rule applies for an IRA if the beneficiary of the IRA is the surviving spouse.

Failure to take an RMD triggers a 50% federal excise tax, payable by the individual or the individual's beneficiary. The tax is imposed during the taxable year that begins with or within the calendar year during which the distribution was required, but may be waived under certain circumstances.

HOW DOES THE ACT AFFECT MINIMUM DISTRIBUTION REQUIREMENTS?

Under the Act, no minimum distribution is required for calendar year 2009 from individual retirement plans and employer-provided "defined contribution" retirement plans. The next RMD under these types of plans would be for calendar year 2010. This relief applies to life-time distributions to employees and IRA owners and after-death distributions to beneficiaries.

In the case of an individual who attains age 70 1/2 in 2009 (i.e., the individual's required beginning date under current law is April 1, 2010), no distribution is required for 2009 and no distribution will be required to be made by April 1, 2010.

If the five year rule applies to the payment of death benefit amounts, the Act provides that the five year period is determined without regard to calendar year 2009. For example, if an individual dies in 2007, the Act provides that the five year period ends in 2013 instead of 2012.

The Act does not change:

     - the requirement for an individual who attains age 70 1/2 in 2008 to begin RMDs, if not made during 2008, by April 1, 2009; and

     -    any RMD for calendar years after 2009.

In the case of an employer-provided plan, the Act also provides that if a plan makes a distribution in 2009 that is an "eligible rollover distribution" (but would have been an RMD if not for the Act's waiver of 2009 requirements), the plan may, but is not required to, offer an employee the ability to make a direct rollover of that amount and provide the employee with a written explanation of the requirement. If the employee elects to receive the distribution, the distribution is not subject to mandatory 20% federal income tax withholding.

HOW DOES THE WAIVER OF MINIMUM DISTRIBUTION REQUIREMENTS IN 2009 AFFECT A SYSTEMATIC WITHDRAWAL PLAN UNDER MY CONTRACT?

Unless you notify us otherwise, we will continue to process systematic withdrawals that you have pre-authorized for an RMD amount. Please read the annuity prospectus carefully for additional information about the systematic withdrawal program(s) offered under your Contract.

--------------------------------------------------------------------------------
You may not be required to take an RMD from a Contract in 2009. If you take a pre-authorized systematic withdrawal for a "required minimum distribution" amount in 2009, the withdrawal: (i) may be subject to income tax and, if your Rider calculates an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax; (ii) may reduce the death benefit and other optional benefits; and
(iii) may cancel your eligibility to earn a Bonus under the provisions of your guaranteed minimum withdrawal benefit Rider during any Contract Year in which you receive a payment under the systematic withdrawal program.
--------------------------------------------------------------------------------

HOW DO I NOTIFY YOU TO SUSPEND SYSTEMATIC WITHDRAWALS OF THE REQUIRED MINIMUM DISTRIBUTION AMOUNT UNDER MY CONTRACT IN 2009?

Call or write us if you wish to defer your RMD for 2009.

JOHN HANCOCK LIFE INSURANCE   JOHN HANCOCK LIFE INSURANCE
COMPANY (U.S.A.)              COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER      ANNUITIES SERVICE CENTER
Post Office Box 9505          Post Office Box 9506
Portsmouth, NH 03802-9505     Portsmouth, NH 03802-9506
(800) 344-1029                (800) 551-2078

IF I RECEIVE A DISTRIBUTION FROM MY CONTRACT IN 2009 FOR A "REQUIRED" MINIMUM DISTRIBUTION AMOUNT, MAY I RETURN IT TO THE CONTRACT?

If you would like to defer your RMD for 2009 but have already received a scheduled distribution, call our Annuities Service Center at the number above within 60 days of receipt of your distribution to discuss your options.

                       SUPPLEMENT DATED DECEMBER 31, 2008

1303143:1208   333-71072    333-138846
               333-70728    033-79112
               333-70850    333-83558
               333-71074    333-61283
               333-70730    333-146698
               333-70864    333-149421
               333-146591   033-46217